Non-financial assets and liabilities - Summary of Deferred Tax Balances (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Deferred tax assets
Tax losses	$ 74,602	$ 76,020
Other temporary differences	13,143	11,972
Total deferred tax assets	87,745	87,992
Deferred tax liabilities
Intangible assets	87,745	87,992
Total deferred tax liabilities	87,745	87,992
Net deferred tax liabilities	$ 0	$ 0